UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 54.8%
	Aerospace/Defense-Equipment – 2.6%
93,736	Orbital ATK, Inc.[3]	$12,326,284
	Applications Software – 1.4%
1,267,648	Bazaarvoice, Inc.*	6,908,682
	Building-Residential/Commercial – 0.0%
508	CalAtlantic Group, Inc.	28,646
	Commercial Banks-Eastern US – 0.1%
22,469	Sun Bancorp, Inc.	545,997
	Communications Software – 4.8%
417,395	BroadSoft, Inc.*3	22,914,985
	Computer Services – 4.5%
787,539	Barracuda Networks, Inc.*	21,657,322
	Computers-Integrated Systems – 1.6%
459,318	Silver Spring Networks, Inc.*	7,459,324
	Medical Products – 4.4%
98,307	Becton, Dickinson and Co.[3]	21,043,698
	Medical-Drugs – 6.5%
116,537	Akorn, Inc.*	3,755,988
614,305	Ignyta, Inc.*	16,401,943
617,715	Sucampo Pharmaceuticals, Inc. - Class A*	11,087,984
		31,245,915
	Publishing-Periodicals – 2.5%
653,842	Time, Inc.	12,063,385
	Retail-Restaurants – 7.8%
240,036	Buffalo Wild Wings, Inc.*	37,529,629
	S & L/Thrifts-Southern US – 0.7%
339,712	Atlantic Coast Financial Corp.*	3,203,484
	Semicon Components-Integrated Circuits – 11.5%
471,075	NXP Semiconductors N.V.*1	55,158,172
	Telecom Service – 0.2%
6,458	Straight Path Communications, Inc. - Class B*	1,174,000
	Theater – 3.5%
726,417	Regal Entertainment Group - Class A	16,714,855
	Wire & Cable Products – 2.7%
442,690	General Cable Corp.	13,103,624
	Total Common Stocks (Cost $257,240,461)	263,078,002

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts – 0.5%
	Call Options – 0.5%
	NXP Semiconductors N.V.
1,159	Exercise Price: $110.00, Notional Amount: $12,749,000,
	Expiration Date: January 19, 2018*	$880,840
2,515	Exercise Price: $115.00, Notional Amount: $28,922,500,
	Expiration Date: January 19, 2018*	829,950
	Time Warner, Inc.
2,031	Exercise Price: $95.00, Notional Amount: $19,294,500,
	Expiration Date: July 20, 2018	913,950
	Total Call Options (Cost $2,336,872)	2,624,740
	Put Options – 0.0%
	Regal Entertainment Group
1,809	Exercise Price: $20.00, Notional Amount: $3,618,000,
	Expiration Date: January 19, 2018*	4,523
812	Exercise Price: $22.50, Notional Amount: $1,827,000,
	Expiration Date: January 19, 2018*	4,060
	Time Warner, Inc.
2,031	Exercise Price: $65.00, Notional Amount: $13,201,500,
	Expiration Date: June 15, 2018	30,465
	Total PUT Options (Cost $138,585)	39,048
	Total Purchased Options Contracts (Cost $2,475,457)	2,663,788

Number of Shares

	Short-Term Investments – 41.3%
198,409,841	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.19%[2,3]	198,409,841
	Total Short-Term Investments (Cost $198,409,841)	198,409,841
	Total Investments – 96.6% (Cost $458,125,759)	464,151,631
	Other Assets in Excess of Liabilities – 3.4%	16,181,220
	Total Net Assets – 100.0%	$480,332,851
	Securities Sold Short – (5.9)%
	Common Stocks – (5.9)%
	Building-Residential/Commercial – 0.0%
(9)	Lennar Corp.	$(465)
(450)	Lennar Corp. - Class A	(28,458)
		(28,923)

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Commercial Banks-Southern US – (0.5)%
(57,754)	Ameris Bancorp	$(2,783,743)
	Food-Misc/Diversified – (0.9)%
(83,792)	Snyder's-Lance, Inc.	(4,196,303)
	Medical Products – (4.4)%
(98,307)	Becton, Dickinson and Co.	(21,043,596)
	S & L/Thrifts-Eastern US – (0.1)%
(19,195)	OceanFirst Financial Corp.	(503,869)
	Total Common Stocks (Proceeds $26,366,731)	(28,556,434)
	Total Securities Sold Short (Proceeds $26,366,731)	$(28,556,434)

Number of Contracts

	WRITTEN Options Contracts – (0.1)%
	Call Options – (0.1)%
	Time Warner, Inc.
(2,031)	Exercise Price: $105.00, Notional Amount: $(21,325,500),
	Expiration Date: July 20, 2018	$(243,720)
	Total Call Options (Proceeds $316,744)	(243,720)
	Put Options – 0.0%
	Time Warner, Inc.
(2,031)	Exercise Price: $75.00, Notional Amount: $(15,232,500),	(168,573)
	Expiration Date: July 20, 2018
	Total PUT Options (Proceeds $289,327)	(168,573)
	Total WRITTEN Options Contracts (Proceeds $606,071)	$(412,293)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 2.1%
$1,500,000	Atlas Senior Loan Fund III Ltd. 4.022% (LIBOR 3 Month+260 basis points), 11/17/2027[1,2,3]	$1,493,493
125,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,3,4]	124,998
250,000	Fannie Mae Connecticut Avenue Securities 4.052% (LIBOR 1 Month+250 basis points), 5/25/2030[2,3]	257,398
	Morgan Stanley Capital I, Inc.
250,000	Series 2017-JWDR, Class E, (LIBOR 1 Month+305 basis points)[1,2,3]	250,157
250,000	Series 2017-JWDR, Class F, 5.300% (LIBOR 1 Month+405 basis points), 11/15/2034[1,2,3]	250,236
500,000	OZLM IX Ltd. 6.513% (LIBOR 3 Month+515 basis points), 1/20/2027[1,2,3]	499,748

	Total Asset-Backed Securities (Cost $2,878,703)	2,876,030

Number of Shares

	Closed-End Funds – 21.8%
44,515	Advent Claymore Convertible Securities and Income Fund[8]	706,898
47,590	Advent Claymore Enhanced Growth & Income Fund[8]	396,901
44,446	AllianzGI Convertible & Income 2024 Target	404,459
15,518	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	202,510
99,653	Alpine Total Dynamic Dividend Fund[8]	943,714
35,954	American Capital Senior Floating Ltd.[8]	378,416
2,152	Ares Dynamic Credit Allocation Fund, Inc.[8]	35,336
6,026	BlackRock 2022 Global Income Opportunity Trust	59,055
38,240	BlackRock Debt Strategies Fund, Inc.[8]	447,408
26,409	Clough Global Equity Fund[8]	353,088
155,852	Clough Global Opportunities Fund[8]	1,695,670
68,743	Cornerstone Strategic Value Fund, Inc. [8]	1,063,454
26,129	Cornerstone Total Return Fund, Inc. [8]	399,382
25,441	Corporate Capital Trust, Inc.[8]	406,547
113,743	Delaware Enhanced Global Dividend & Income Fund[8]	1,379,703
15,052	Delaware Investments Dividend & Income Fund, Inc.	162,110
6,490	Deutsche High Income Opportunities Fund, Inc.	97,480
39,517	Eagle Growth & Income Opportunities Fund[8]	654,006
9,426	Eaton Vance Floating-Rate 2022 Target Term Trust	87,096
55,230	First Trust Senior Floating Rate 2022 Target Term Fund	504,250
11,116	FS Investment Corp.	81,703
107,056	Gabelli Equity Trust. Inc.	662,677
33	Gabelli Global Small and Mid Cap Value Trust	420
109,427	Garrison Capital, Inc.[8]	887,453
70,242	Highland Floating Rate Opportunities Fund[8]	1,088,751
56,403	Invesco High Income Trust II8	829,688
104,420	Invesco Senior Income Trust[8]	458,404

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Closed-End Funds (Continued)
31,066	Kayne Anderson MLP Investment Co.*8	$591,807
41,022	Lazard World Dividend & Income Fund, Inc.[8]	477,086
53,698	Legg Mason BW Global Income Opportunities Fund, Inc.[8]	685,723
202,680	Liberty All Star Equity Fund[8]	1,276,884
74,889	Madison Covered Call & Equity Strategy Fund[8]	578,143
46,871	Madison Strategic Sector Premium Fund[8]	548,859
103,318	Managed Duration Investment Grade Municipal Fund[8]	1,387,561
54,813	Morgan Stanley Emerging Markets Debt Fund, Inc.[8]	547,034
14,691	Morgan Stanley Emerging Markets Fund, Inc.	262,822
18,744	NexPoint Credit Strategies Fund	474,036
22,996	Nuveen Credit Strategies Income Fund	189,027
7,191	Nuveen Intermediate Duration Quality Municipal Term Fund	92,548
5,468	Nuveen Mortgage Opportunity Term Fund[8]	135,005
58,459	Nuveen Mortgage Opportunity Term Fund 2	1,387,817
22,201	PIMCO Dynamic Credit and Mortgage Income Fund[8]	498,190
92,026	PIMCO High Income Fund[8]	686,514
6,108	Pioneer High Income Trust	59,309
125,111	Prudential Global Short Duration High Yield Fund, Inc.[8]	1,802,849
13,282	Prudential Short Duration High Yield Fund, Inc.[8]	196,175
31,949	Reaves Utility Income Fund[8]	988,502
939	Solar Capital Ltd.	18,977
9,717	Special Opportunities Fund, Inc.[8]	144,589
106,794	Templeton Emerging Markets Income Fund[8]	1,192,889
8,780	Triangle Capital Corp.	83,322
73,576	Virtus Total Return Fund, Inc.[8]	949,130
34,845	Voya Prime Rate Trust	176,664
31,632	Western Asset Global High Income Fund, Inc.[8]	323,279
41,188	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[8]	470,367

	Total Closed-End Funds (Cost $29,766,035)	30,611,687

Principal Amount

	Collateralized Mortgage Obligations – 6.6%
$98,336	Alternative Loan Trust 2005-3CB 5.250%, 3/25/2035[3]	97,287
16,384,675	Alternative Loan Trust 2006-HY10 0.476%, 5/25/2036[3,4]	261,278
918,639	Banc of America Alternative Loan Trust 2007-1 2.152% (LIBOR 1 Month+60 basis points), 4/25/2037[2,3]	704,085
255,960	BCAP LLC Trust 2007-AA2 1.762% (LIBOR 1 Month+21 basis points), 5/25/2047[2,3]	239,309
159,000	Citigroup Commercial Mortgage Trust 2017-P7 3.250%, 4/14/2050[1,3]	128,093

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Collateralized Mortgage Obligations (Continued)
$250,000	COMM 2013-CCRE10 Mortgage Trust 4.789%, 8/10/2046[1,3,4]	$213,244
500,000	COMM 2014-LC17 Mortgage Trust 4.559%, 10/10/2047[3,4]	495,133
208,000	COMM 2015-PC1 Mortgage Trust 4.441%, 7/10/2050[3,4]	198,012
300,000	CSAIL 2017-CX9 Commercial Mortgage Trust 4.161%, 9/15/2050[1,3,4]	262,305
613,672	CSMC Mortgage-Backed Trust 2006-6 6.000%, 7/25/2036[3]	516,620
462,362	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2 1.852% (LIBOR 1 Month+30 basis points), 9/25/2047[2,3]	404,420
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 3.902% (LIBOR 1 Month+235 basis points), 4/25/2030[2,3]	511,883
192,803	GreenPoint Mortgage Funding Trust 2006-OH1 1.732% (LIBOR 1 Month+18 basis points), 1/25/2037[2,3]	180,867
469,776	HarborView Mortgage Loan Trust 2004-8 2.295% (LIBOR 1 Month+80 basis points), 11/19/2034[2,3]	446,963
153,532	Impac CMB Trust Series 2004-10 2.252% (LIBOR 1 Month+70 basis points), 3/25/2035[2,3]	145,454
1,615,519	IndyMac INDX Mortgage Loan Trust 2005-AR18 1.728%, 10/25/2036[3,4]	102,792
621,931	JP Morgan Alternative Loan Trust 6.380%, 5/25/2036[3,5]	517,647
377,825	MASTR Alternative Loan Trust 2005-5 5.750%, 8/25/2035[3]	321,644
627,620	MASTR Alternative Loan Trust 2007-HF1 7.000%, 10/25/2047[3]	504,041
568,567	RALI Series 2006-QO9 Trust 1.752% (LIBOR 1 Month+20 basis points), 12/25/2046[2,3]	493,123
362,622	RALI Series 2006-QS16 Trust 6.000%, 11/25/2036[3]	323,868
	RALI Series 2006-QS6 Trust
253,367	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[3]	231,920
380,147	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[3]	347,968
529,246	RALI Series 2007-QS5 Trust 5.500%, 3/25/2037[3]	471,203
721,455	Residential Asset Securitization Trust 2006-A4IP 2.252% (LIBOR 1 Month+70 basis points), 5/25/2036[2,3]	650,556
700,000	Wells Fargo Commercial Mortgage Trust 2015-C27 3.768%, 2/15/2048[1]	529,416

	Total Collateralized Mortgage Obligations (Cost $9,332,242)	9,299,131

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 41.9%
	Communications – 8.2%
247	Alphabet, Inc. - Class C*8	$258,461
2,345	DISH Network Corp. - Class A*	111,974
62,036	eDreams ODIGEO S.A.*	355,066
46,486	Gray Television, Inc.*8	778,640
213,931	Houghton Mifflin Harcourt Co.*8	1,989,558
91,238	Liberty Global PLC LiLAC - Class A*8	1,838,446
117,102	National CineMedia, Inc.[8]	803,320
23,479	Nexstar Broadcasting Group, Inc.[8]	1,836,058
62	Priceline Group, Inc.*	107,740
32,721	Shutterfly, Inc.*8	1,627,870
42,432	TEGNA, Inc.[8]	597,442
51,334	Time, Inc.[8]	947,112
9,008	Twitter, Inc.*	216,282
		11,467,969
	Consumer Discretionary – 3.6%
14,985	Buffalo Wild Wings, Inc.*8	2,342,905
43	CalAtlantic Group, Inc.	2,425
8,148	Etsy, Inc.*	166,627
132,852	Potbelly Corp.*8	1,634,079
38,660	Regal Entertainment Group - Class A8	889,566
		5,035,602
	Consumer Staples – 2.2%
173,120	Darling Ingredients, Inc.*8	3,138,666

	Energy – 1.3%
63,468	Green Plains, Inc.[8]	1,069,436
38,185	Silver Spring Networks, Inc.*8	620,124
4,142	SolarEdge Technologies, Inc.*	155,532
		1,845,092
	Financials – 6.3%
19,382	Andina Acquisition Corp. II*	199,635
15,452	Ares Capital Corp.[8]	242,905
8,451	Atlantic Acquisition Corp.*	83,327
28,496	Atlantic Coast Financial Corp.*	268,717
6	Berkshire Hathaway, Inc. - Class A*8	1,785,600
13,056	Big Rock Partners Acquisition Corp.*	133,302
8,943	Black Ridge Acquisition Corp.*	86,389
3,185	BlackRock Resources & Commodities Strategy Trust	31,117
16,608	CM Seven Star Acquisition Corp.*	160,267
7,531	Constellation Alpha Capital Corp.*	73,201
6,952	Draper Oakwood Technology Acquisition, Inc.*	67,921
22,622	Great Elm Capital Group, Inc.*	91,619
17,430	Haymaker Acquisition Corp.*	172,557

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
14,096	Hennessy Capital Acquisition Corp. III*	$138,141
75,000	Industrea Acquisition Corp.*8	754,500
7,958	Industrea Acquisition Corp. - Class A*	77,352
9,625	KBL Merger Corp. IV*	93,555
120,037	Kingsway Financial Services, Inc.*8	606,187
10,839	Legacy Acquisition Corp.*	107,740
20,144	Leisure Acquisition Corp.*	199,426
9,150	Modern Media Acquisition Corp.*	89,853
9,150	National Energy Services Reunited Corp.*8	91,042
155,979	OHA Investment Corp.[8]	179,376
9,238	Osprey Energy Acquisition Corp.*	88,685
18,568	Pensare Acquisition Corp.*	179,367
273,751	Resource Capital Corp.[8]	2,565,047
21,449	Royce Micro-Cap Trust, Inc.	202,586
1,987	Sun Bancorp, Inc.	48,284
		8,817,698
	Health Care – 2.7%
9,116	Akorn, Inc.*8	293,808
1,309	Amgen, Inc.[8]	227,635
7,846	Becton, Dickinson and Co.[8]	1,679,514
533	Biogen, Inc.*8	169,798
2,223	Gilead Sciences, Inc.[8]	159,256
40,687	Ignyta, Inc.*	1,086,343
13,717	Sucampo Pharmaceuticals, Inc. - Class A*	246,220
		3,862,574
	Industrials – 3.6%
171,860	Element Fleet Management Corp.	1,298,862
23,621	General Cable Corp.[8]	699,182
29,136	Houston Wire & Cable Co.*	209,779
125,520	Luxfer Holdings PLC[8]	1,983,216
6,403	Orbital ATK, Inc.[8]	841,995
		5,033,034
	Materials – 1.5%
3,369	Agnico Eagle Mines Ltd.[6,8]	155,580
14,320	Barrick Gold Corp.[6,8]	207,210
7,157	Detour Gold Corp.*6,8	84,343
14,671	Fortuna Silver Mines, Inc.*6,8	76,583
13,668	Goldcorp, Inc.[6]	174,540
26,265	Hecla Mining Co.[8]	104,272
17,677	IAMGOLD Corp.*6	103,057
14,172	Kinross Gold Corp.*6,8	61,223
9,059	Kirkland Lake Gold Ltd.[6,8]	139,146

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Materials (Continued)
8,324	Newmont Mining Corp.[8]	$312,317
5,765	Pan American Silver Corp.[6,8]	89,703
3,305	Pretium Resources, Inc.*6	37,710
1,880	Randgold Resources Ltd. - ADR[8]	185,913
992	Royal Gold, Inc.	81,463
3,045	Seabridge Gold, Inc.*6	34,409
19,298	SSR Mining, Inc.*6,8	169,630
12,677	Tahoe Resources, Inc.[6]	60,723
		2,077,822
	Technology – 11.4%
849	Adobe Systems, Inc.*	148,779
61,153	Barracuda Networks, Inc.*8	1,681,708
106,332	Bazaarvoice, Inc.*8	579,509
15,358	BroadSoft, Inc.*8	843,154
2,048	Check Point Software Technologies Ltd.*6,8	212,214
99,515	Donnelley Financial Solutions, Inc.*8	1,939,547
1,041	F5 Networks, Inc.*	136,600
2,565	FLIR Systems, Inc.	119,580
5,324	Fortinet, Inc.*8	232,606
6,422	Infosys Ltd. - ADR	104,165
3,247	Juniper Networks, Inc.[8]	92,540
38,101	KEMET Corp.*8	573,801
2,003	Microsoft Corp.[8]	171,337
14,488	MicroStrategy, Inc.*8	1,902,274
38,951	MobileIron, Inc.*	151,909
37,416	NXP Semiconductors N.V.*6	4,381,039
1,432	Palo Alto Networks, Inc.*	207,554
999	Red Hat, Inc.*	119,980
197,050	Telenav, Inc.*	1,083,775
56,214	Vishay Precision Group, Inc.*8	1,413,782
		16,095,853
	Utilities – 1.1%
20,822	Atlantica Yield PLC[8]	441,634
485,371	Maxim Power Corp.*8	1,061,870
		1,503,504
	Total Common Stocks (Cost $55,233,592)	58,877,814

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 0.9%
	Financials – 0.9%
$300,000	Allegiance Bank 5.250% (LIBOR 3 Month+303 basis points), 12/15/2027[3,4]	$300,000
200,000	Atlantic Capital Bancshares, Inc. 6.250% (LIBOR 3 Month+468 basis points), 9/30/2025[1,3,4]	207,500
300,000	Independent Bank Group, Inc. 5.000% (LIBOR 3 Month+283 basis points), 12/31/2027[3,4]	300,000
500,000	MB Financial Bank NA 4.000% (LIBOR 3 Month+187 basis points), 12/1/2027[3,4]	503,766
		1,311,266
	Total Corporate Bonds (Cost $1,307,693)	1,311,266

Number of Shares

	Exchange-Traded Funds – 0.2%
9,008	VanEck Vectors Gold Miners ETF	209,346

	Total Exchange-Traded Funds (Cost $202,636)	209,346

	Preferred Stocks – 2.3%
	Financials – 2.3%
15,000	B. Riley Financial, Inc. 7.250%, 12/31/2027[3]	381,900
15,000	B. Riley Financial, Inc.
	7.500%, 5/31/2027[3,8]	387,450
9,932	B. Riley Financial, Inc. 7.500%, 10/31/2021[3]	257,835
9,971	Capital Southwest Corp. 5.950%, 12/15/2022[3]	256,454
499	Capitala Finance Corp. 5.750%, 5/31/2022	12,420
1,206	Harvest Capital Credit Corp. 6.125%, 9/15/2022[3]	30,693
8,314	KCAP Financial, Inc. 6.125%, 9/30/2022[3]	209,513
7,330	MVC Capital, Inc. 6.250%, 11/30/2022[3]	189,407
6,407	Stellus Capital Investment Corp. 5.750%, 9/15/2022[3]	162,033
5,399	THL Credit, Inc. 6.750%, 12/30/2022[3,8]	139,132
1,214	THL Credit, Inc. 6.750%, 11/15/2021[3,8]	30,605

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Preferred Stocks (Continued)
	Financials (Continued)
38,139	TICC Capital Corp. 6.500%, 3/30/2024[3,8]	$985,893
6,972	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[3,8]	180,435
		3,223,770
	Total Preferred Stocks (Cost $3,138,539)	3,223,770

Number of Contracts

	Purchased Options Contracts – 0.2%
	Call Options – 0.2%
	NXP Semiconductors N.V.
84	Exercise Price: $110.00, Notional Amount: $924,000,
	Expiration Date: January 19, 2018*	63,840
190	Exercise Price: $115.00, Notional Amount: $2,185,000,
	Expiration Date: January 19, 2018*	62,700
	Time Warner, Inc.
161	Exercise Price: $95.00, Notional Amount: $1,529,500,
	Expiration Date: July 20, 2018	72,450

	Total Call Options (Cost $178,391)	198,990

	Put Options – 0.0%
	Regal Entertainment Group
137	Exercise Price: $20.00, Notional Amount: $274,000,
	Expiration Date: January 19, 2018*	343
65	Exercise Price: $22.50, Notional Amount: $146,250,
	Expiration Date: January 19, 2018*	325
	SPDR Bloomberg Barclays High Yield Bond ETF
836	Exercise Price: $37.00, Notional Amount: $3,093,200,
	Expiration Date: January 19, 2018	25,080
	Time Warner, Inc.
161	Exercise Price: $65.00, Notional Amount: $1,046,500,
	Expiration Date: June 15, 2018	2,415

	Total Put Options (Cost $108,556)	28,163

	Total Purchased Options Contracts (Cost $286,947)	227,153

Number of Shares

	Rights – 0.0%
8,451	Atlantic Acquisition Corp., Expiration Date: August 8, 2019*	3,718
4,472	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*	1,252

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Rights (Continued)
16,608	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*	$5,315
7,531	Constellation Alpha Capital Corp., Expiration Date: March 18, 2019*	2,485
6,952	Draper Oakwood Technology Acquisition, Inc.,
	Expiration Date: March 13, 2019*	3,337
9,625	KBL Merger Corp. IV, Expiration Date: February 28, 2019*	2,695
9,150	Modern Media Acquisition Corp., Expiration Date: July 25, 2019*	3,569
18,568	Pensare Acquisition Corp., Expiration Date: January 26, 2019*	8,170

	Total Rights (Cost $7,994)	30,541

	Warrants – 0.0%
17,684	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*	5,836
8,304	CM Seven Star Acquisition Corp., Expiration Date: November 6, 2018*	2,408
7,531	Constellation Alpha Capital Corp., Expiration Date: March 23, 2024*	1,807
3,476	Draper Oakwood Technology Acquisition, Inc.,
	Expiration Date: September 30, 2024*	1,773
10,572	Hennessy Capital Acquisition Corp. III, Expiration Date: June 15, 2024*	8,942
8,455	I-AM Capital Acquisition Co., Expiration Date: October 9, 2022*	2,790
7,958	Industrea Acquisition Corp., Expiration Date: August 1, 2024*	3,223
9,625	KBL Merger Corp. IV, Expiration Date: July 1, 2023*	1,733
4,575	Modern Media Acquisition Corp., Expiration Date: June 7, 2022*	2,333
9,150	National Energy Services Reunited Corp., Expiration Date: June 5, 2022*	7,595
4,619	Osprey Energy Acquisition Corp., Expiration Date: August 15, 2022*	3,233
9,284	Pensare Acquisition Corp., Expiration Date: August 8, 2022*	5,106

	Total Warrants (Cost $9,207)	46,779

	Short-Term Investments – 26.0%
36,596,487	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.19%[7,8]	36,596,487

	Total Short-Term Investments (Cost $36,596,487)	36,596,487

	Total Investments – 102.0% (Cost $138,760,075)	143,310,004
	Liabilities in Excess of Other Assets – (2.0)%	(2,791,143)

	Total Net Assets – 100.0%	$140,518,861

	Securities Sold Short – (30.7)%
	Common Stocks – (23.8)%
	Communications – (2.2)%
(32,109)	Beasley Broadcast Group, Inc.	$(430,261)
(30,900)	Blucora, Inc.*	(682,890)
(1,224)	Ctrip.com International Ltd. - ADR*	(53,978)
(592)	Facebook, Inc.*	(104,464)
(12,396)	Fang Holdings Ltd. - ADR*	(69,170)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Communications (Continued)
(3,100)	Interpublic Group of Cos., Inc.	$(62,496)
(580)	Netflix, Inc.*	(111,337)
(889)	Omnicom Group, Inc.	(64,746)
(34,595)	QuinStreet, Inc.*	(289,906)
(1,278)	Saga Communications, Inc.	(51,695)
(1,111)	Sohu.com, Inc.*	(48,162)
(13,900)	Tribune Media Co.	(590,333)
(7,140)	Tucows, Inc.*	(500,157)
		(3,059,595)
	Consumer Discretionary – (5.0)%
(1,207)	Alibaba Group Holding Ltd. - ADR*	(208,123)
(155)	AutoZone, Inc.*	(110,262)
(3,265)	Cavco Industries, Inc.*	(498,239)
(448)	China Lodging Group Ltd. - ADR	(64,705)
(3,023)	Domino's Pizza, Inc.	(571,226)
(30,571)	Freshpet, Inc.*	(579,320)
(7,400)	Healthcare Services Group, Inc.	(390,128)
(5,785)	Hertz Global Holdings, Inc.*	(127,848)
(38)	Lennar Corp. - Class A	(2,403)
(12,163)	Matthews International Corp.	(642,206)
(859)	McDonald's Corp.	(147,851)
(3,131)	MGM Resorts International	(104,544)
(7,703)	Oxford Industries, Inc.	(579,189)
(9,478)	Restaurant Brands International, Inc.	(582,707)
(5,500)	RH*	(474,155)
(3,935)	Royal Caribbean Cruises Ltd.	(469,367)
(2,062)	Tesla Motors, Inc.*	(642,004)
(5,577)	Wayfair, Inc.*	(447,666)
(9,594)	Wingstop, Inc.	(373,974)
		(7,015,917)
	Consumer Staples – (1.0)%
(19,265)	Blue Buffalo Pet Products, Inc.*	(631,699)
(1,649)	Colgate-Palmolive Co.	(124,417)
(1,577)	Kraft Heinz Co.	(122,628)
(1,145)	Philip Morris International, Inc.	(120,969)
(6,653)	Snyder's-Lance, Inc.	(333,182)
		(1,332,895)
	Energy – (0.0)%
—	Whiting Petroleum Corp.*	(7)

	Financials – (6.3)%
(2,985)	Acadia Realty Trust - REIT	(81,670)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financials (Continued)
(4,844)	Ameris Bancorp	$(233,481)
(12,580)	Australia & New Zealand Banking Group Ltd.	(282,108)
(2,297)	Bank of Montreal[6]	(183,806)
(3,164)	Bank of Nova Scotia[6]	(204,173)
(13,900)	Bank of the Ozarks, Inc.	(673,455)
(29,131)	BofI Holding, Inc.*	(871,017)
(6,358)	Canadian Imperial Bank of Commerce	(619,333)
(16,500)	Canadian Western Bank	(515,215)
(43,000)	China Evergrande Group*	(148,325)
(75,000)	China Galaxy Securities Co., Ltd. - Class H	(55,293)
(3,580)	China Life Insurance Co., Ltd. - ADR	(55,884)
(30,000)	China Merchants Bank Co., Ltd. - Class H	(119,418)
(115,000)	China Minsheng Banking Corp. Ltd. - Class H	(115,252)
(12,000)	China Pacific Insurance Group Co., Ltd. - Class H	(57,674)
(6,576)	China Rapid Finance Ltd. - ADR*	(37,615)
(54,000)	CITIC Securities Co., Ltd. - Class H	(111,416)
(4,891)	Commonwealth Bank of Australia	(306,603)
(18,900)	CubeSmart	(546,588)
(711)	Federal Realty Investment Trust - REIT	(94,428)
(27,000)	Fosun International Ltd.	(59,855)
(78,000)	Greentown China Holdings Ltd.	(100,434)
(38,800)	Guangzhou R&F Properties Co., Ltd. - Class H	(87,503)
(1,612)	Hartford Financial Services Group, Inc.	(90,723)
(28,000)	Huatai Securities Co., Ltd. - Class H	(55,764)
(7,743)	Kilroy Realty Corp.	(578,015)
(2,500)	Laurentian Bank of Canada	(112,430)
(12,976)	National Australia Bank Ltd.	(299,392)
(18,000)	New China Life Insurance Co., Ltd. - Class H	(123,027)
(1,277)	Noah Holdings Ltd. - ADR*	(59,100)
(1,699)	OceanFirst Financial Corp.	(44,599)
(17,468)	Omega Healthcare Investors, Inc.	(481,069)
(30,000)	PICC Property & Casualty Co., Ltd. - Class H	(57,674)
(12,000)	Ping An Insurance Group Co. of China Ltd. - Class H	(124,947)
(6,730)	Ramco-Gershenson Properties Trust - REIT	(99,133)
(2,083)	Royal Bank of Canada[6]	(170,077)
(45,000)	Sunac China Holdings Ltd.	(186,326)
(1,856)	Taubman Centers, Inc. - REIT	(121,438)
(3,617)	Toronto-Dominion Bank[6]	(211,884)
(1,608)	Vornado Realty Trust - REIT	(125,713)
(11,500)	Westpac Banking Corp.	(281,309)
(2,528)	Yirendai Ltd. - ADR	(111,156)
		(8,894,322)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Health Care – (4.1)%
(7,845)	Becton, Dickinson and Co.	$(1,679,301)
(4,818)	DiaSorin SpA	(427,804)
(1,283)	HCA Healthcare, Inc.*	(112,699)
(22,486)	Lannett Co., Inc.*	(521,675)
(45,911)	MiMedx Group, Inc.*	(578,938)
(8,616)	Select Medical Holdings Corp.*	(152,072)
(16,473)	Tactile Systems Technology, Inc.*	(477,388)
(28,750)	Teladoc, Inc.*	(1,001,937)
(9,988)	USANA Health Sciences, Inc.*	(739,611)
		(5,691,425)
	Industrials – (1.6)%
(18,452)	AAON, Inc.	(677,188)
(443)	FedEx Corp.	(110,546)
(2,243)	Johnson Controls International PLC[6]	(85,481)
(2,345)	Manitowoc Co., Inc.*	(92,252)
(2,440)	Navistar International Corp.*	(104,627)
(5,256)	Pool Corp.	(681,440)
(9,835)	Systemax, Inc.	(327,210)
(931)	United Parcel Service, Inc. - Class B	(110,929)
(1,000)	United Technologies Corp.	(127,570)
		(2,317,243)
	Materials – (0.2)%
(62,000)	China National Building Material Co., Ltd. - Class H	(55,470)
(51,600)	Fortescue Metals Group Ltd.	(196,479)
(1,488)	International Paper Co.	(86,215)
		(338,164)
	Technology – (2.8)%
(1,709)	Activision Blizzard, Inc.	(108,214)
(10,828)	Advanced Micro Devices, Inc.*	(111,312)
(611)	Apple, Inc.	(103,400)
(13,164)	Applied Optoelectronics, Inc.*	(497,862)
(1,322)	Autodesk, Inc.*	(138,585)
(9,165)	Axcelis Technologies Inc*	(263,035)
(4,428)	Himax Technologies, Inc. - ADR	(46,140)
(2,407)	HubSpot, Inc.*	(212,779)
(3,093)	Micron Technology, Inc.*	(127,184)
(32,517)	MINDBODY, Inc. - Class A*	(990,143)
(7,676)	Motorola Solutions, Inc.	(693,450)
(574)	NVIDIA Corp.	(111,069)
(24,831)	Presidio, Inc.*	(476,010)
		(3,879,183)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Utilities – (0.6)%
(2,065)	Alliant Energy Corp.	$(87,990)
(1,226)	American Electric Power Co., Inc.	(90,197)
(3,761)	FirstEnergy Corp.	(115,162)
(589)	NextEra Energy, Inc.	(91,996)
(3,388)	NiSource, Inc.	(86,970)
(34,307)	Spark Energy, Inc. - Class A	(425,407)
		(897,722)
	Total Common Stocks (Proceeds $30,718,741)	(33,426,473)

	Exchange-Traded Funds – (6.9)%
(10,060)	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	(312,162)
(8,613)	Global X China Financials ETF	(155,034)
(7,282)	iShares China Large-Cap ETF	(336,210)
(24,895)	iShares MSCI Australia ETF	(576,817)
(5,064)	iShares MSCI China ETF	(336,958)
(5,930)	iShares MSCI Emerging Markets ETF	(279,422)
(17,436)	iShares MSCI Hong Kong ETF	(443,223)
(8,114)	iShares MSCI Singapore ETF	(210,396)
(45,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(1,652,400)
(17,379)	SPDR S&P500 ETF Trust	(4,637,760)
(6,163)	Utilities Select Sector SPDR Fund	(324,667)
(3,966)	VanEck Vectors Semiconductor ETF	(387,914)

	Total Exchange-Traded Funds (Proceeds $9,135,121)	(9,652,963)

	Total Securities Sold Short (Proceeds $39,853,862)	$(43,079,436)

Number of Contracts

	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Time Warner, Inc.
(161)	Exercise Price: $105.00, Notional Amount: $(1,690,500),
	Expiration Date: July 20, 2018	$(19,320)

	Total Call Options (Proceeds $25,109)	(19,320)

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Contracts		Value

	WRITTEN Options Contracts (Continued)
	Put Options – 0.0%
	Time Warner, Inc.
(161)	Exercise Price: $75.00, Notional Amount: $(1,207,500),
	Expiration Date: July 20, 2018	$(13,363)

	Total Put Options (Proceeds $22,935)	(13,363)

	Total WRITTEN Options Contracts (Proceeds $48,044)	$(32,683)

ADR – American Depository Receipt

ETF – Exchange-Traded Funds

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,959,190 which represents 2.8% of Net Assets.
[2]	Floating rate security.
[3]	Callable.
[4]	Variable rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	The rate is the annualized seven-day yield at period end.
[8]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.

See accompanying Notes to Schedule of Investments.

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)

4	7-Year Swap Future	September 2024	$399,818	$400,686	$868
1	10-Year Swap Future	March 2027	104,944	104,969	25
2	10-Year Swap Future	December 2027	197,024	198,518	1,494
(6)	Australian Dollar Currency Futures	March 2018	(451,317)	(468,660)	(17,343)
(4)	Brent Crude Futures	May 2018	(252,192)	(263,120)	(10,928)
(10)	Canadian Dollar Currency Futures	March 2018	(778,896)	(799,000)	(20,104)
(4)	Copper Futures	March 2018	(313,708)	(330,050)	(16,342)
(6)	Euro FX Currency Futures	March 2018	(888,569)	(905,663)	(17,094)
(5)	Euro-Bund Futures	March 2018	(974,974)	(970,002)	4,972
(10)	GBP Currency Futures	March 2018	(836,846)	(847,312)	(10,466)
7	Gold Futures	February 2018	904,489	916,510	12,021
(1)	Japanese 10-Year Bond Futures	March 2018	(1,338,892)	(1,338,186)	706
9	Japanese Yen Currency Futures	March 2018	1,006,634	1,002,825	(3,809)
(6)	Long Gilt Futures	March 2018	(1,006,147)	(1,013,852)	(7,705)
8	Silver Futures	March 2018	683,822	685,800	1,978
17	U.S. 10-Year Treasury Note Futures	March 2018	2,122,815	2,108,796	(14,019)
(4)	WTI Crude Futures	January 2018	(225,186)	(241,681)	(16,495)

TOTAL FUTURES CONTRACTS			$(1,647,180)	$(1,759,421)	$(112,241)

See accompanying Notes to Schedule of Investments.

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 88.9%
	Communications – 27.6%
91,562	eDreams ODIGEO S.A.*	$524,059
250,245	Gray Television, Inc.*	4,191,604
1,178,892	Houghton Mifflin Harcourt Co.*	10,963,695
412,814	Liberty Global PLC LiLAC - Class A* 1	8,318,202
635,180	National CineMedia, Inc.	4,357,335
130,272	Nexstar Broadcasting Group, Inc.	10,187,270
168,813	Shutterfly, Inc.*	8,398,447
234,250	TEGNA, Inc.	3,298,240
77,700	Walt Disney Co.	8,353,527
		58,592,379
	Consumer Discretionary – 5.1%
877,213	Potbelly Corp.*	10,789,720

	Consumer Staples – 8.2%
955,743	Darling Ingredients, Inc.* 1	17,327,621

	Energy – 2.8%
350,596	Green Plains, Inc.	5,907,543

	Financials – 21.7%
85,700	American International Group, Inc. [1]	5,106,006
40	Berkshire Hathaway, Inc. - Class A*1	11,904,000
174,583	Blackhawk Network Holdings, Inc. - Class A*1	6,223,884
200,000	Industrea Acquisition Corp.*	2,012,000
380,335	Kingsway Financial Services, Inc.*	1,920,692
235,000	Realogy Holdings Corp.	6,227,500
1,356,832	Resource Capital Corp. [1]	12,713,516
		46,107,598
	Health Care – 1.8%
41,532	AmerisourceBergen Corp.	3,813,468

	Industrials – 6.7%
945,005	Element Fleet Management Corp.	7,142,043
445,348	Luxfer Holdings PLC	7,036,498
		14,178,541
	Materials – 1.3%
125,470	KapStone Paper and Packaging Corp.	2,846,914

	Technology – 11.1%
514,022	Donnelley Financial Solutions, Inc.* 1	10,018,289
196,980	KEMET Corp.*	2,966,519
80,215	MicroStrategy, Inc.*	10,532,229
		23,517,037
	Utilities – 2.6%
262,359	Atlantica Yield PLC[1]	5,564,634

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Total Common Stocks (Cost $170,707,110)	$188,645,455

	Exchange-Traded Funds – 8.8%
114,100	Energy Select Sector SPDR Fund	8,244,866
68,000	Vanguard Health Care ETF	10,481,520

	Total Exchange-Traded Funds (Cost $18,316,642)	18,726,386

	Preferred Stocks – 3.0%
	Financials – 3.0%
	B. Riley Financial, Inc.
85,000	7.500%, 5/31/27[2]	2,195,550
108,000	7.250%, 12/31/27[2]	2,749,680
49,551	7.500%, 10/31/21[1,2]	1,286,344
		6,231,574
	Total Preferred Stocks (Cost $6,063,790)	6,231,574

	Short-Term Investments – 1.0%
2,066,010	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.19%[3]	2,066,010

	Total Short-Term Investments (Cost $2,066,010)	2,066,010

	Total Investments – 101.7% (Cost $197,153,552)	215,669,425
	Liabilities in Excess of Other Assets – (1.7)%	(3,501,987)

	Total Net Assets – 100.0%	$212,167,438

	Securities Sold Short – (19.3)%
	Common Stocks – (19.3)%
	Consumer Discretionary – (8.2)%
(17,027)	Domino's Pizza, Inc.	(3,217,422)
(52,239)	Restaurant Brands International, Inc.	(3,211,654)
(25,714)	Royal Caribbean Cruises Ltd.	(3,067,166)
(11,861)	Tesla Motors, Inc.*	(3,692,922)
(29,215)	Wayfair, Inc.*	(2,345,088)
(50,255)	Wingstop, Inc.	(1,958,940)
		(17,493,192)
	Consumer Staples – (1.3)%
(81,408)	Blue Buffalo Pet Products, Inc.*	(2,669,368)

	Financials – (4.5)%
(32,500)	Bank of the Ozarks, Inc.	(1,574,625)

WV Concentrated Equities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financials(Continued)
(104,542)	BofI Holding, Inc.*	$(3,125,806)
(30,768)	Kilroy Realty Corp.	(2,296,831)
(96,403)	Omega Healthcare Investors, Inc.	(2,654,939)
		(9,652,201)
	Health Care – (1.4)%
(86,045)	Teladoc, Inc.*	(2,998,668)

	Industrials – (2.6)%
(50,000)	AAON, Inc.	(1,835,000)
(27,723)	Pool Corp.	(3,594,287)
		(5,429,287)
	Technology – (1.3)%
(30,300)	Motorola Solutions, Inc.	(2,737,302)

	Total Common Stocks (Proceeds $37,482,732)	(40,980,018)

	Total Securities Sold Short (Proceeds $37,482,732)	$(40,980,018)

ETF – Exchange-Traded Funds

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Callable.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’), Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) and WV Concentrated Equities Fund (the “Concentrated Equities Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund and the Concentrated Equities Fund are non-diversified funds.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on April 30, 2012, with two classes of shares, Class A and Class I. Effective July 20, 2017, the Fund changed fiscal year ends from February 28th to September 30th.

The WV Concentrated Equities Fund seeks growth of capital over the long term. The Fund commenced investment operations on May 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $2,000 investment from principals of the Fund’s advisor and a transfer of 12,741,561 shares of the Fund’s Class I shares in exchange for the net assets of the WHI Growth Fund, L.P. (the “Company”), a Delaware limited partnership, and WHI Growth Q.P., L.P. (the “Master Fund”), an Illinois limited partnership valued at $318,539,019. This exchange was nontaxable. The primary assets received by the Fund were cash, receivables and securities of the Company with a fair value of $278,318,635 (identified cost of investments transferred were $245,755,280), totaling $318,539,019. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures Contracts

Each Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

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NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(g) Short-Term Investments

The Merger Arbitrage Fund and Multi-Strategy Fund invest a significant amount (41.3% and 26.0%, respectively, as of December 31, 2017) in the Morgan Stanley Institutional Liquidity Fund – Government Portfolio (“MVRXX”). MVRXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2017 Annual report of Morgan Stanley Institutional Liquidity Fund – Government Portfolio was 0.18%.

Note 3 – Federal Income Taxes

At December 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

	Merger Arbitrage Fund	Multi-Strategy Fund	Concentrated Equities Fund
Cost of investments	$434,415,888	$100,229,536	$159,944,139

Gross unrealized appreciation	$6,192,515	$6,825,844	$22,885,461
Gross unrealized depreciation	(5,425,499)	(6,857,495)	(8,140,193)
Net unrealized appreciation (depreciation) on investments	$767,016	$(31,651)	$14,745,268

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Vivaldi Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Common Stocks*	$263,078,002	$-	$-	$263,078,002
Purchased Options Contracts	1,710,790	952,998	-	2,663,788
Short-Term Investments	198,409,841	-	-	198,409,841
Total Assets	$463,198,633	$952,998	$-	$464,151,631

Liabilities
Securities Sold Short
Common Stocks*	$28,556,434	$-	$-	$28,556,434
Written Options Contracts	243,720	168,573	-	412,293
Total Liabilities	$28,800,154	$168,573	$-	$28,968,727

Multi-Strategy Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$-	$2,876,030	$-	$2,876,030
Closed-End Funds	30,611,687	-	-	30,611,687
Collateralized Mortgage Obligations	-	9,299,131	-	9,299,131
Common Stocks*	58,877,814	-	-	58,877,814
Corporate Bonds	-	1,311,266	-	1,311,266
Exchange-Traded Funds	209,346	-	-	209,346
Preferred Stocks	3,223,770	-	-	3,223,770
Purchased Options Contracts	126,540	100,613	-	227,153
Rights	30,541	-	-	30,541
Warrants	46,779	-	-	46,779
Short-Term Investments	36,596,487	-	-	36,596,487
Total Assets	$129,722,964	$13,587,040	$-	$143,310,004

Other Financial Instruments[1]
Futures Contracts	$22,064	$-	$-	$22,064

Liabilities
Securities Sold Short
Common Stocks*	$33,426,473	$-	$-	$33,426,473
Exchange-Traded Funds	9,652,963	-	-	9,652,963
Written Options Contracts	19,320	13,363	-	32,683
Total Liabilities	$43,098,756	$13,363	$-	$43,112,119

Other Financial Instruments[1]
Futures Contracts	$134,305	$-	$-	$134,305

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NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

Concentrated Equities Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$188,645,455	$-	$-	$188,645,455
Exchange-Traded Funds	18,726,386	-	-	18,726,386
Preferred Stocks	6,231,574	-	-	6,231,574
Short-Term Investments	2,066,010	-	-	2,066,010
Total Assets	$215,669,425	$-	$-	$215,669,425

Liabilities
Securities Sold Short
Common Stocks*	$40,980,018	$-	$-	$40,980,018
Total Liabilities	$40,980,018	$-	$-	$40,980,018

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***The	Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President
Date:	03/01/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	03/01/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	03/01/2018

*	Print the name and title of each signing officer under his or her signature.